Income Taxes - Additional Information (Details) - USD ($)			12 Months Ended
	Apr. 01, 2023	May 24, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Income tax benefits			$ 111,000	$ 37,000	$ 3,000
Net operating loss carryforwards			$ 140,500,000	71,000,000.0	37,100,000
Tax positions settlement			50.00%
Uncertain tax positions			$ 0	0	$ 0
Uncertain tax positions accrued interest or penalties			0	0
Uncertain tax positions accrued interest or penalties recognized in statement of operations			$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		19.00%	19.00%	19.00%	19.00%
Scenario Forecast
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
United Kingdom
Income Tax Disclosure [Line Items]
Income tax benefits			$ 0	$ 0	$ 0